Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
4.	Investments

Investment securities consist of the following (dollars in thousands):

(Successor)	As of December 31, 2011
	Cost of Purchase	Gross unrealized		Fair value
		Gains	Losses
Available for sale:
Mutual Fund Units:
- Liquid	$199,252	$106	$(192)	$199,166
- Fixed Maturity	111,559	2,978	(250)	114,287
Certificate of deposit with banks and others	8,621	279	—	8,900

Total	$319,432	$3,363	$(442)	$322,353

(Predecessor)	As of December 31, 2010
	Cost of Purchase	Gross unrealized		Fair value
		Gains	Losses
Available for sale:
Mutual Fund Units:
- Liquid	$68,814	$20	$(101)	$68,733
- Fixed Maturity	155,994	1,048	(2)	157,040
Certificate of deposit with banks and others	54,431	346	—	54,777

Total	$279,239	$1,414	$(103)	$280,550

Held to maturity:
Term deposits	$3,087

Dividends from available for sale securities, gross realized gains and losses on sale of available for sale securities are as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year Ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Dividends	$9,382	$4,585	$11,733	$10,425
Gross realized gains	3,152	1,054	5,806	9,703
Gross realized losses	246	—	203	235

Maturity profile of investment securities classified as available-for-sale and held-to-maturity are as follows (dollars in thousands):

As of December 31, 2011
(Successor)
Available for Sale:
Mutual fund units (fixed maturity):
Due within one year	$114,287

Total	$114,287

In 2011 and 2010, the Company redeemed the held to maturity investments at their carrying value which was $3.1 million and $5.4 million, respectively. The redemption in 2011 was on maturity and in 2010 the investment was redeemed before its maturity date by tendering it to the arranger at par value due to corporate restructuring proposal by the issuer resulting in triggering of mandatory pre-payment.